111 Huntington Avenue, Boston, Massachusetts  02199

Phone 617-954-5000

December 27, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Equity Opportunities Fund (the “Fund”); Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 32 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 30 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of adding a new share class (Class R5) to MFS Equity Opportunities Fund, updating the Funds’ financial and other information, and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call Karen Schorfheide-Ray at (617) 954-5801,

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

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